Reorganization and Restructuring (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table summarizes the costs incurred, payments and utilization, and foreign currency exchange effects of the 2016 Reorganization and Restructuring:

(In millions)	Asset Related Adjustments	Severance Costs	Lease Terminations	Benefit Program Termination	Total

Balance as of January 1, 2016	$—	—	—	—	—
Expense (benefit)	16.3	7.2	0.7	(6.1)	18.1
Payments and utilization	(16.3)	(0.2)	(0.1)	6.1	(10.5)
Balance as of December 31, 2016	$—	7.0	0.6	—	7.6
The following table summarizes the costs incurred, payments and utilization, and foreign currency exchange effects of the 2015 Reorganization and Restructuring:

(In millions)	Severance Costs	Contract Terminations	Lease Terminations	Total

Balance as of January 1, 2016	$6.3	—	—	6.3
Expense	3.6	0.8	2.1	6.5
Payments and utilization	(8.1)	(0.8)	(1.5)	(10.4)
Balance as of December 31, 2016	$1.8	—	0.6	2.4